Interest-bearing loans and borrowings - Unsecured related party loan (Details)		1 Months Ended	12 Months Ended
	Apr. 09, 2024 USD ($)	Oct. 30, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 € / shares	Oct. 27, 2025 $ / shares	Jul. 07, 2025 $ / shares	Dec. 31, 2024 € / shares	Oct. 31, 2024 USD ($)	Apr. 26, 2024 USD ($)	Apr. 22, 2024 USD ($)	Feb. 12, 2024 USD ($)	Dec. 27, 2023 USD ($)	Nov. 08, 2023 € / shares	Nov. 08, 2023 USD ($) $ / shares	Sep. 26, 2023 $ / shares	Apr. 12, 2023 $ / shares
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 54,935,000										$ 41,315,000	$ 5,000,000	$ 9,000,000.0
Borrowings, interest rate													9.50%
Par value per share | € / shares						€ 0.01			€ 0.01
Debt amendments	$ 294,000
Interest on loans			$ 11,140,000	$ 22,465,000	$ 9,584,000
Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate												12.00%
Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate												40.00%
Ordinary shares
Disclosure of detailed information about borrowings [line items]
Par value per share | $ / shares							$ 0.14	$ 0.14									$ 0.7075	$ 0.515
Security Purchase Agreement | Ordinary Shares And ADS
Disclosure of detailed information about borrowings [line items]
Par value per share | € / shares															€ 0.01
Security Purchase Agreement | Ordinary shares
Disclosure of detailed information about borrowings [line items]
Par value per share | $ / shares																$ 0.7575
Unsecured related party loan | Security Purchase Agreement
Disclosure of detailed information about borrowings [line items]
Notional amount																$ 6,000,000.0
Borrowings, interest rate																9.50%
Unsecured related party loan | Second Security Purchase Agreement
Disclosure of detailed information about borrowings [line items]
Notional amount										$ 19,300,000			$ 12,000,000.0	$ 3,000,000.0		$ 6,000,000.0
Borrowings, interest rate														9.50%
Unsecured related party loan | Second Security Purchase Agreement | Renesas Electronics Corporation
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings		$ 19,266,000
Loan Principal Repaid		18,000,000
Accrued Interest Paid		2,000,000
Unsecured related party loan | Second Security Purchase Agreement | 272 Capital Fund LP
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings		7,000,000
Loan Principal Repaid		5,000,000
Accrued Interest Paid		$ 1,266,000
Convertibles Notes Nokomis & Lynrock
Disclosure of detailed information about borrowings [line items]
Interest on loans				$ 3,791,000	$ 127,000